COMMITMENTS AND CONTINGENCIES LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES LIABILITIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES LIABILITIES

Collaboration Agreement Israel Railways Ltd. (“Israel Railways”):

In August 2016, the Company and Israel Railways entered into an agreement for cooperation between the parties, which was further amended on January 19, 2020, and on July 1, 2021 (the “Railway Agreement”). Under the Railway Agreement, the Company undertook to fulfill certain functions for the development, marketing, distribution and sale of the systems, and Israel Railways undertook to provide the Company with services and the means to perform tests and experiments, mainly in the form of logistics and manpower, and to provide the Company with information on certain data that will be provided at the discretion of Israel Railways.

In accordance to the Railway Agreement and upon the completion of the initial public offering on April 4, 2022 (the “IPO”) (see Note 9B(3)) the Company paid to Israeli Railways a consideration of 1.5% of the actual IPO proceeds, which was approximately $213 and its right for payment of royalties has expired, according to the Railway Agreement provisions.

The Railway Agreement further provided that Israel Railways was entitled to purchase the Company’s products and services at a price equal to half the lowest price charged by the Company for those products and services to an unrelated third party.

In addition, as part of the Railway Agreement and in consideration for services provided to the Company by Israel Railways, the Company granted Israel Railways an option to purchase 24,431 of the Company’s ordinary shares at their par value (see also Note 9B(4)).

The Railway Agreement was terminated and canceled by the parties under a commercial agreement signed on January 31, 2023.